Transaction Costs	12 Months Ended
Dec. 31, 2025
Transaction Costs [Abstract]
Transaction Costs
19.
TRANSACTION COSTS

	Years Ended December 31,
	2025	2024	2023
	$	$	$
Transaction costs	4,030	6,818	7,569
	4,030	6,818	7,569

Transaction costs for the year ended December 31, 2025, totaled $4,030, which included legal fees, consulting and advisory fees, and audit fees, primarily related to the Continuation, and the proposed joint venture transaction with Ganfeng to combine the Pozuelos-Pastos Grandes and Sal de la Puna lithium brine projects in Salta, Argentina. In comparison, transaction costs for the year ended December 31, 2024 amounted to $6,818, primarily related to the Separation (Note 4).